OTHER FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
(a) Interest bearing loans	$ 1,288,749	$ 1,814,647
(b) Hedge derivatives	12,200	24,881
Non-current
(a) Interest bearing loans	6,602,891	6,790,273
(b) Hedge derivatives	2,617	6,679
Total non-current	6,605,508	6,796,952
Other Financial Liabilities [Member]
Current
(a) Interest bearing loans	1,288,749	1,814,647
(b) Hedge derivatives	12,200	24,881
Total current	1,300,949	1,839,528
Non-current
(a) Interest bearing loans	6,602,891	6,790,273
(b) Hedge derivatives	2,617	6,679
Total non-current	$ 6,605,508	$ 6,796,952